Investments in Associates & Joint Ventures	12 Months Ended
Jul. 31, 2021
Disclosure Of Associate And Joint Ventures [Abstract]
Investments in Associates & Joint Ventures
11. Investments in Associates & Joint Ventures

	July 31, 2021			July 31, 2020
	Truss LP	Other	Total	Truss LP	Other	Total
	$	$	$	$	$	$
Opening Balance	74,966	1,340	76,306	51,786	1,063	52,849
Cash contributed to investment	4,250	783	5,033	29,155	1,231	30,386
Capitalized transaction costs	-	-	-	-	109	109
Share of net (loss)	(6,343)	(162)	(6,505)	(5,975)	(356)	(6,331)
Impairment	-	-	-	-	(707)	(707)
Foreign exchange loss through OCI	-	(155)	(155)	-	-	-
Ending Balance	72,873	1,806	74,679	74,966	1,340	76,306

Truss LP

The Truss LP was formed between the Company and Molson Coors Canada (the "Partner") and is a standalone entity, incorporated in Canada, with its own board of directors and an independent management team. The Partner holds 57,500 common shares representing 57.5% controlling interest in Truss LP with the Company holding 42,500 common shares and representing the remaining 42.5%. Truss LP is a private limited partnership and its principal operating activities consist of pursuing opportunities to develop non-alcoholic, cannabis-infused beverages.

	Truss LP
As at	July 31, 2021	July 31, 2020
Statement of Financial Position	$	$
Cash and cash equivalents	6,757	19,561
Other current assets	14,182	7,867

Non- current assets	67,766	66,863

Current liabilities	11,184	11,112
Non-current liabilities	8,667	8,903

Year ended	July 31, 2021	July 31, 2020
Statement of Comprehensive Loss
Revenue	6,498(1)	705(1)

Operating expenses excluding depreciation and amortization	(14,261)	(12,647)
Depreciation and amortization	(4,884)	(617)
Other expenses	-	(7)
Loss from operations	(14,643)	(13,827)
Other income	130	1
Interest expenses	(412)	(233)
Income tax expenses	-	-
Total comprehensive loss	(14,925)	(14,059)
[1]The revenues of Truss LP are rental fees paid by the Company for the HEXO CIB sublease it has with the sub-lessor, Truss LP.

The following table is a reconciliation of summarized financial information of the Company's' significant investment in Truss LP to the carrying amount of the investment for the year ended July 31, 2021 and 2020.

For the year ended	July 31, 2021	July 31, 2020
	$	$
Opening net assets	74,964	20,423
Acquisition of associate/capital calls	10,000	68,600
Total comprehensive loss	(14,925)	(14,059)
Closing net assets	70,039	74,964
Interest in associate	42.5%	42.5%
Interest in associate value	29,767	31,860
Fair value of warrant consideration	42,386	42,386
Capitalized transaction costs	720	720
Total interest in associate value	72,873	74,966